Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	Command Control Center Corp.
Entity Central Index Key	0001627430
Entity Filer Category	Smaller Reporting Company
Amendment Description	Updated to include 10K 2014 financial results